Document and Entity Information	Nov. 09, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	UR-ENERGY INC.
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-33905
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1478 Willer Drive
Entity Address, City or Town	Casper
Entity Address State Or Province	WY
Entity Address, Postal Zip Code	82604
City Area Code	720
Local Phone Number	981-4588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	URG
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001375205
Amendment Flag	false